CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Income Statement [Abstract]
REVENUE
OPERATING EXPENSES
General and administrative expenses	163,684	370,726
LOSS FROM OPERATIONS	(163,684)	(370,726)
OTHER INCOME (EXPENSE)
Interest expense	(355,348)	(497,155)
Total other income (expense)	(355,348)	(497,155)
NET LOSS	$ (519,032)	$ (867,881)
NET LOSS PER COMMON SHARE - Basic and fully diluted (in dollars per share)	$ (0.10)	$ (0.41)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and fully diluted (in shares)	5,262,147	2,140,377